Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands				6 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 08, 2017	Apr. 27, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Assets and liabilities consolidated (as a percent)					100.00%
Escrow account balance	$ 4,005	$ 4,000		$ 0	$ 4,005	$ 0	$ 0
Average period after the production date for payment remittance					3 months
Discount rate for fair value inputs (as a percent)					10.00%
Beneficial conversion feature				$ 6,700	$ 6,700
White Wolf
Related Party Transaction [Line Items]
Time limit for use of escrow deposits to satisfy liability after closing date		90 days
Minimum
Related Party Transaction [Line Items]
Average period after the production date for payment remittance					30 days
Maximum
Related Party Transaction [Line Items]
Average period after the production date for payment remittance					90 days
Variable Interest Entity, Primary Beneficiary | Rosehill Operating
Related Party Transaction [Line Items]
Ownership percentage in variable interest entity (as a percent)					17.00%
Tema | Variable Interest Entity, Primary Beneficiary
Related Party Transaction [Line Items]
Ownership percentage in variable interest entity (as a percent)			16.40%	18.00%
Tema | Variable Interest Entity, Not Primary Beneficiary
Related Party Transaction [Line Items]
Ownership percentage in variable interest entity (as a percent)	83.00%		83.60%	82.00%	83.00%